Putnam Investments

100 Federal Street

Boston, MA 02110

February 4, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Asset Allocation Funds (Reg. Nos. (33-51017) (811-07121) (the “Funds”) Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 55 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2025.

Comments or questions concerning this certificate may be directed to Benjamin Hinceman at 215 609 3586.

Very truly yours,

Putnam Asset Allocation Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  James E Thomas, Esq.

Ropes & Gray LLP